Document and Entity Information	6 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000839923
Amendment Flag	false